Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

11. Cash and cash equivalents

	2022	2021

Reverse repurchase agreement in foreign currency	59,519	1,115,805
Short-term investments	153,743	1,412,901
Voluntary deposits at central banks	2,451,150	-
Bank balances	1,506,727	174,142
Other cash and cash equivalents	1,177	2,827
Total	4,172,316	2,705,675

Cash and cash equivalents are held to meet short-term cash needs and include deposits with banks and other short-term highly liquid investments with original maturities of three-months or less and with an immaterial risk of change in value.

The reverse repurchase agreements and short-term investments are mainly in Brazilian Reais, and the average rate of remuneration as of December 31, 2022 and 2021, is 99% and 98.7% of the Brazilian CDI rate, which is set daily and represents the average rate at which Brazilian banks were willing to borrow/lend to each other for one day.

Voluntary deposits at central banks are deposits made by the subsidiary Nu Financeira at the Brazilian Central Bank and are considered as cash and cash equivalents as they mature in one business day.